Shareholder loan (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder loan
Schedule of undiscounted cash flows for the shareholder loan

Undiscounted cash flows for the shareholder loan as at December 31, 2022, inclusive of principal and interest, are as follows:

Total
2023	$209,026
2024	2,246,063
2025	—
2026	—
2027	—
Thereafter	—
Total cash payments	2,455,089